DISGORGEMENT OF SHORT SWING PROFIT (Detail Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 29, 2016	Dec. 31, 2016
Disgorgement Of Short Swing Profit [Line Items]
Proceeds from disgorgement of profit realized by an insider		$ 133
B. Riley & Co., LLC
Disgorgement Of Short Swing Profit [Line Items]
Number of shares sold by an insider in a matchable transaction under Section 16(b)	3,504,172
Number of shares purchased by an insider	742,344
Proceeds from disgorgement of profit realized by an insider	$ 133